BNY Mellon Municipal Opportunities Fund
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — .2%
Industrial — .2%
LBJ Infrastructure Group LLC, Sr. Scd. Bonds(a) (cost $5,000,000)	3.80	12/31/2057	5,000,000	3,563,282

Long-Term Municipal Investments — 100.9%
Alabama — 2.0%
Auburn University, Revenue Bonds, Ser. A	5.00	6/1/2048	5,000,000	5,099,024
Black Belt Energy Gas District, Revenue Bonds (Project No. 6) Ser. B(b)	4.00	12/1/2026	10,000,000	10,059,557
Black Belt Energy Gas District, Revenue Bonds, Ser. C(b)	5.00	7/1/2031	10,000,000	10,766,155
Jefferson County, Revenue Bonds, Refunding	5.25	10/1/2049	1,000,000	1,040,171
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 3) Ser. A1(b)	5.50	12/1/2029	5,000,000	5,374,786
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 5) Ser. A(b)	5.25	7/1/2029	5,575,000	5,899,173
				38,238,866
Arizona — 2.7%
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects)(a)	5.00	7/1/2049	1,000,000	917,609
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B(a)	5.50	7/1/2038	1,240,000	1,247,696
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B(a)	5.63	7/1/2048	2,000,000	1,991,059
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B(a)	5.75	7/1/2053	3,260,000	3,261,677
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2039	1,325,000	1,329,012
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2049	1,675,000	1,549,134
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2049	2,500,000	2,531,180
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2054	2,750,000	2,769,729
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities LLC Project) Ser. A2	5.13	1/1/2059	1,750,000	1,632,263
Arizona Industrial Development Authority, Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2041	720,000	663,508
Arizona Industrial Development Authority, Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2051	1,750,000	1,465,741
Arizona Industrial Development Authority, Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2061	3,700,000	2,978,782
Arizona Industrial Development Authority, Revenue Bonds (Lone Mountain Campus Project)(a)	5.00	12/15/2039	400,000	401,002
Arizona Industrial Development Authority, Revenue Bonds (Lone Mountain Campus Project)(a)	5.00	12/15/2049	700,000	641,644
Arizona Industrial Development Authority, Revenue Bonds (MACOMBS Facility Project) Ser. A	4.00	7/1/2041	1,000,000	921,538
Arizona Industrial Development Authority, Revenue Bonds (NCCU Properties) (Insured; Build America Mutual) Ser. A	4.00	6/1/2044	2,000,000	1,919,924
Arizona Industrial Development Authority, Revenue Bonds (Phoenix Children’s Hospital Obligated Group)	3.00	2/1/2045	1,600,000	1,261,379

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Arizona — 2.7% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Somerset Academy of Las Vegas)(a)	4.00	12/15/2041	500,000	436,542
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000	1,751,670
Arizona Industrial Development Authority, Revenue Bonds, Ser. B	5.13	1/1/2059	3,185,183	2,433,536
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2044	1,625,000	1,636,904
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group)	3.00	1/1/2049	3,000,000	2,246,925
Maricopa County Pollution Control Corp., Revenue Bonds, Refunding (Southern California Edison)	2.40	6/1/2035	5,000,000	4,269,403
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)(a)	5.00	6/15/2054	3,700,000	3,334,730
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)(a)	5.00	6/15/2064	2,250,000	1,974,112
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy)(a)	5.00	6/15/2059	1,500,000	1,333,696
Sierra Vista Industrial Development Authority, Revenue Bonds (Wake Preparatory Academy)	6.50	6/15/2055	4,000,000	4,062,926
Sierra Vista Industrial Development Authority, Revenue Bonds (Wake Preparatory Academy)	6.50	6/15/2060	1,000,000	1,012,466
				51,975,787
Arkansas — 1.2%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (Hybar Steel Project) Ser. A(a)	6.88	7/1/2048	2,500,000	2,691,506
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	7,000,000	7,142,089
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2033	1,080,000	1,136,886
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2035	1,485,000	1,544,587
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.45	9/1/2052	2,500,000	2,510,471
Arkansas University, Revenue Bonds (Fayetteville Campus) Ser. A	5.00	11/1/2049	2,750,000	2,900,472
Arkansas University, Revenue Bonds (Fayetteville Campus) Ser. A	5.00	11/1/2054	4,200,000	4,403,278
				22,329,289
California — 17.0%
California, GO	5.00	9/1/2044	2,000,000	2,183,785
California, GO, Refunding	5.25	10/1/2045	4,000,000	4,364,292
California, GO, Refunding	5.25	9/1/2047	1,000,000	1,077,252
California Community Choice Financing Authority, Revenue Bonds (Clean Energy Project) Ser. C(b)	5.00	10/1/2033	5,000,000	5,326,488
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. B1(b)	4.00	8/1/2031	3,000,000	3,056,389
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. F	5.00	11/1/2033	13,000,000	14,249,141
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(b)	5.25	10/1/2031	6,000,000	6,391,202
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. C(b)	5.00	10/1/2032	10,000,000	10,629,577
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. H(b)	5.00	8/1/2033	2,500,000	2,760,074

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
California — 17.0% (continued)
California Community College Financing Authority, Revenue Bonds (Orange Coast Properties)	5.25	5/1/2043	1,250,000	1,273,071
California Community College Financing Authority, Revenue Bonds (Orange Coast Properties)	5.25	5/1/2048	2,750,000	2,782,779
California Community Housing Agency, Revenue Bonds (Creekwood Apartments) Ser. A(a)	4.00	2/1/2056	5,000,000	3,341,641
California Community Housing Agency, Revenue Bonds (Fountains at Emerald Park)(a)	3.00	8/1/2056	3,000,000	2,053,312
California Community Housing Agency, Revenue Bonds (Serenity at Larkspur Apartments) Ser. A(a)	5.00	2/1/2050	5,000,000	3,252,975
California Community Housing Agency, Revenue Bonds (Stoneridge Apartments) Ser. A(a)	4.00	2/1/2056	3,250,000	2,458,681
California Community Housing Agency, Revenue Bonds (Verdant at Green Valley Project)(a)	5.00	8/1/2049	5,000,000	4,610,430
California Educational Facilities Authority, Revenue Bonds (Sustainable Bond) (Loyola Marymount University)	5.00	10/1/2048	3,000,000	3,064,080
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	4/1/2042	2,000,000	2,012,588
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	4/1/2047	2,500,000	2,506,713
California Health Facilities Financing Authority, Revenue Bonds (Sustainable Bond)	4.35	6/1/2041	2,000,000	1,875,290
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group)	4.00	5/15/2046	5,000,000	4,803,674
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2049	1,500,000	1,529,602
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2054	1,500,000	1,521,587
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2059	1,000,000	1,011,492
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Sustainable Bonds) Ser. A(a),(b)	9.50	1/1/2035	27,000,000	22,950,000
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2035	600,000	600,533
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	2,750,000	2,750,190
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2040	5,000,000	5,109,042
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2043	5,000,000	5,052,581
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2048	6,000,000	6,017,741
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2034	2,250,000	2,341,513
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2037	2,605,000	2,686,191
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2039	3,265,000	3,348,149
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2043	2,000,000	2,018,283
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2052	7,500,000	7,467,919
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside II)	5.00	5/15/2049	2,000,000	2,002,390
California Municipal Finance Authority, Revenue Bonds (Claremont Colleges Project) Ser. A(a)	5.00	7/1/2040	1,515,000	1,502,297
California Municipal Finance Authority, Revenue Bonds (Claremont Colleges Project) Ser. A(a)	5.00	7/1/2052	2,075,000	1,873,303
California Municipal Finance Authority, Revenue Bonds (John Adams Academy - Lincoln) Ser. A(a)	5.00	10/1/2049	1,515,000	1,373,607
California Municipal Finance Authority, Revenue Bonds (John Adams Academy - Lincoln) Ser. A(a)	5.00	10/1/2057	1,650,000	1,454,998

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
California — 17.0% (continued)
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions Project)	5.00	12/31/2047	2,250,000	2,257,755
California Municipal Finance Authority, Revenue Bonds (Northbay Healthcare Group Obligated Group) Ser. A	5.25	11/1/2041	1,200,000	1,204,454
California Municipal Finance Authority, Revenue Bonds (Northbay Healthcare Group Obligated Group) Ser. A	5.25	11/1/2047	700,000	700,682
California Municipal Finance Authority, Revenue Bonds (Palmdale Aerospace Academy Project) Ser. A(a)	5.00	7/1/2038	1,100,000	1,097,886
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	3,000,000	3,024,067
California Municipal Finance Authority, Revenue Bonds, (St. Ignatius College Preparatory) Ser. A	5.00	9/1/2049	1,000,000	1,053,842
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2042	1,000,000	1,007,553
California Public Finance Authority, Revenue Bonds (Hoag Memorial Hospital Presbyterian Obligated Group) Ser. A	4.00	7/15/2051	3,555,000	3,324,392
California Public Finance Authority, Revenue Bonds (Sustainable Bond) (ENSO Village Project)(a)	5.00	11/15/2036	500,000	502,403
California Public Finance Authority, Revenue Bonds (Sustainable Bond) (ENSO Village Project)(a)	5.00	11/15/2051	250,000	223,682
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A(a)	4.00	8/1/2036	300,000	294,543
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A(a)	4.00	8/1/2041	500,000	460,617
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A(a)	4.00	8/1/2051	750,000	630,790
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A(a)	4.00	8/1/2061	2,270,000	1,842,737
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project)(a)	5.00	8/1/2038	1,000,000	1,021,626
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project)(a)	5.00	8/1/2048	2,750,000	2,755,220
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A(a)	5.00	7/1/2037	590,000	599,693
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A(a)	5.00	7/1/2047	870,000	870,820
California School Finance Authority, Revenue Bonds, Refunding (Alliance for College-Ready Public Schools)(a)	5.00	7/1/2039	250,000	269,005
California School Finance Authority, Revenue Bonds, Refunding (Alliance for College-Ready Public Schools)(a)	5.00	7/1/2049	1,000,000	1,023,386
California School Finance Authority, Revenue Bonds, Refunding (New Designs Charter School) Ser. A(a)	5.00	6/1/2064	1,100,000	999,530
California School Finance Authority, Revenue Bonds, Refunding (Summit Public Schools Obligated Group)(a),(c)	5.00	6/1/2027	800,000	825,924
California School Finance Authority, Revenue Bonds, Refunding (Summit Public Schools Obligated Group)(a)	5.00	6/1/2047	700,000	647,292
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)(a)	5.25	12/1/2038	1,500,000	1,534,625
California Statewide Communities Development Authority, Revenue Bonds, Refunding (CHF-Irvine)	5.00	5/15/2040	2,000,000	2,009,258
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	4.00	4/1/2042	1,600,000	1,511,007
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	5.00	4/1/2047	1,500,000	1,503,836
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Loma Linda University Medical Center Obligated Group)	5.25	12/1/2044	3,000,000	3,008,234

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
California — 17.0% (continued)
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)(a)	5.00	12/1/2033	1,000,000	1,032,688
California University, Revenue Bonds, Refunding, Ser. AZ	5.00	5/15/2043	5,000,000	5,188,722
CMFA Special Finance Agency, Revenue Bonds, Ser. A1(a)	3.00	12/1/2056	1,000,000	662,027
CMFA Special Finance Agency VIII, Revenue Bonds, (Elan Huntington Beach) Ser. A2(a)	4.00	8/1/2047	3,000,000	2,749,595
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	2.96	1/15/2046	2,000,000	1,466,125
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. D	3.06	1/15/2043	1,000,000	790,841
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. A	4.09	1/15/2049	7,500,000	6,160,615
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. B1	3.95	1/15/2053	5,000,000	4,579,639
Fowler Unified School District, GO (Insured; Build America Mutual) Ser. B	3.38	8/1/2045	1,200,000	1,051,819
Fowler Unified School District, GO (Insured; Build America Mutual) Ser. B	5.00	8/1/2050	3,000,000	3,117,554
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Insured; State Appropriation) Ser. B	2.75	6/1/2034	3,255,000	2,992,840
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Insured; State Appropriation) Ser. B	3.29	6/1/2042	6,000,000	5,080,260
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	4.21	6/1/2050	10,410,000	7,698,156
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B2(d)	0.00	6/1/2066	10,000,000	1,076,373
Grant Joint Union High School District, GO (Insured; Assured Guaranty Corp.)(d)	0.00	2/1/2033	4,380,000	3,547,794
Irvine, Special Assessment Bonds, Refunding	4.00	9/2/2029	1,000,000	1,002,919
Lompoc Unified School District, GO, Ser. A	5.25	8/1/2054	2,000,000	2,187,083
Los Angeles Department of Water & Power, Revenue Bonds, Refunding Ser. C	5.00	7/1/2049	740,000	773,464
Los Angeles Department of Water & Power, Revenue Bonds, Refunding Ser. C	5.00	7/1/2052	1,000,000	1,042,554
Los Angeles Department of Water & Power, Revenue Bonds, Refunding Ser. C	5.00	7/1/2055	1,000,000	1,040,181
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2037	10,000,000	11,244,446
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2054	2,505,000	2,594,295
Northern California Gas Authority No. 1, Revenue Bonds (Gas Project) Ser. B (3 Month TSFR +0.72%)(e)	3.57	7/1/2027	225,000	225,406
Oroville, Revenue Bonds (Oroville Hospital)	5.25	4/1/2039	1,750,000	1,313,731
Palomar Health, Revenue Bonds, Refunding	5.00	11/1/2039	1,000,000	920,195
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2046	2,000,000	1,846,641
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2051	2,500,000	2,251,622
San Diego County Regional Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.00	4/1/2042	1,750,000	1,941,499
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2044	6,500,000	6,618,785
Sierra Joint Community College District School Facilities District No. 2, GO (Insured; National Public Finance Guarantee Corp.) Ser. B(d)	0.00	8/1/2030	3,020,000	2,651,659
Sierra Joint Community College District School Facilities District No. 2, GO (Insured; National Public Finance Guarantee Corp.) Ser. B(d)	0.00	8/1/2031	5,330,000	4,552,291
Tender Option Bond Trust Receipts (Series 2022-XL0357), (Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. H) Non- recourse, Underlying Coupon Rate 5.50%(a),(f),(g)	13.12	5/15/2047	8,010,000	8,478,164
Tender Option Bond Trust Receipts (Series 2025-XL0619), (Los Angeles Department of Airports, Revenue Bonds, Refunding (Sustainable Bond) Ser. D) Non-recourse, Underlying Coupon Rate 5.25%(a),(f),(g)	12.99	5/15/2048	20,000,000	21,851,793
The Morongo Band of Mission Indians, Revenue Bonds, Ser. A(a)	5.00	10/1/2042	1,000,000	1,013,137
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2037	500,000	496,811

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
California — 17.0% (continued)
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2038	800,000	787,622
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2039	1,000,000	974,518
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	500,000	482,369
Transbay Joint Powers Authority, Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2039	900,000	923,247
Transbay Joint Powers Authority, Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2040	1,000,000	1,021,130
Transbay Joint Powers Authority, Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2045	1,000,000	1,006,752
Transbay Joint Powers Authority, Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2049	1,000,000	1,001,257
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2039	425,000	455,873
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2040	365,000	389,319
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2041	420,000	444,317
				321,617,839
Colorado — 1.7%
Board of Governors of Colorado University System, Revenue Bonds, Refunding, (Insured; State Aid) Ser. C(c)	5.00	3/1/2028	1,720,000	1,815,224
Centennial Water & Sanitation District, Revenue Bonds	5.00	12/1/2053	2,500,000	2,607,270
Colorado Bridge & Tunnel Enterprise, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.50	12/1/2054	4,450,000	4,828,039
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding (Ascent Classical Academy Charter Schools)(a)	5.75	4/1/2059	2,000,000	1,953,664
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding (Ascent Classical Academy Charter Schools)(a)	5.80	4/1/2054	3,000,000	2,969,922
Colorado Health Facilities Authority, Revenue Bonds (CommonSpirit Health Obligated Group)	5.25	11/1/2052	1,500,000	1,548,309
Colorado School of Mines, Revenue Bonds, (Insured; State Aid) Ser. A	5.00	12/1/2054	3,750,000	3,894,859
Colorado Springs School District No. 11 Facilities Corp., COP (Insured; Build America Mutual)	5.25	12/15/2048	1,710,000	1,819,139
Colorado University, Revenue Bonds, Ser. A	5.00	6/1/2050	2,625,000	2,790,403
Denver Urban Renewal Authority, Tax Allocation Bonds, Ser. A(a)	5.25	12/1/2039	2,205,000	2,214,728
Denver Urban Renewal Authority, Tax Allocation Bonds, Ser. A(a)	5.25	12/1/2039	900,000	903,535
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	3.00	7/15/2037	1,000,000	909,307
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2033	1,000,000	1,037,180
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2035	1,000,000	1,015,861
Vail Home Partners Corp., Revenue Bonds(a)	5.88	10/1/2055	1,000,000	1,019,863
				31,327,303
Connecticut — .6%
Connecticut, GO (Sustainable Bond) Ser. B	3.00	6/1/2038	5,850,000	5,411,499
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	4.00	7/1/2037	5,000,000	5,046,740
				10,458,239
District of Columbia — 2.2%
District of Columbia, GO, Refunding, Ser. A	5.25	1/1/2048	5,375,000	5,725,309
District of Columbia, Revenue Bonds (District of Columbia International School Obligated Group)	5.00	7/1/2049	4,265,000	4,266,803
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2039	1,275,000	1,237,611
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2044	1,240,000	1,109,493
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2049	1,375,000	1,174,598

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
District of Columbia — 2.2% (continued)
District of Columbia, Revenue Bonds, Ser. A	5.00	7/1/2042	6,000,000	6,418,069
District of Columbia, Revenue Bonds, Refunding (KIPP DC Project) Ser. A	5.00	7/1/2048	5,000,000	5,005,616
Metropolitan Washington Airports Authority, Revenue Bonds (Dulles Metrorail & Capital Improvement Projects) (Insured; Assured Guaranty Corp.)(d)	0.00	10/1/2036	6,275,000	4,221,797
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) (Insured; Assured Guaranty Corp.) Ser. B	4.00	10/1/2053	5,000,000	4,441,653
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond) Ser. A	3.00	7/15/2040	9,520,000	8,422,628
				42,023,577
Florida — 3.4%
Capital Trust Agency, Revenue Bonds (Franklin Academy Project)(a)	5.00	12/15/2035	1,085,000	1,086,041
Capital Trust Agency, Revenue Bonds (Franklin Academy Project)(a)	5.00	12/15/2040	1,220,000	1,183,027
Capital Trust Agency, Revenue Bonds (H-Bay Ministries-Superior Residences Project) Ser. A1(h)	5.00	7/1/2048	750,000	168,750
Capital Trust Agency, Revenue Bonds (H-Bay Ministries-Superior Residences Project) Ser. B(h)	5.00	7/1/2053	250,000	8,125
Capital Trust Authority, Revenue Bonds (Mason Classical Academy Project) Ser. A(a)	5.00	6/1/2039	2,010,000	2,013,901
Capital Trust Authority, Revenue Bonds (Mason Classical Academy Project) Ser. A(a)	5.00	6/1/2044	1,525,000	1,445,393
Capital Trust Authority, Revenue Bonds (Mason Classical Academy Project) Ser. A(a)	5.00	6/1/2054	2,900,000	2,640,612
Collier County Health Facilities Authority, Revenue Bonds, Refunding (Moorings, Inc.) Ser. A	5.00	5/1/2045	2,500,000	2,499,907
Florida Development Finance Corp., Revenue Bonds (Imagine School At Broward Project)(a)	4.00	12/15/2029	525,000	525,758
Florida Development Finance Corp., Revenue Bonds (Imagine School At Broward Project)(a)	5.00	12/15/2034	500,000	517,809
Florida Development Finance Corp., Revenue Bonds (Imagine School At Broward Project)(a)	5.00	12/15/2039	500,000	509,909
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2040	1,650,000	1,659,012
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2050	6,500,000	6,269,125
Florida Development Finance Corp., Revenue Bonds, Refunding (Glenridge on Palmer Ranch Obligated Group)(a)	5.00	6/1/2051	1,250,000	1,144,176
Florida Higher Educational Facilities Financing Authority, Revenue Bonds (Rollins College Project)	4.13	12/1/2054	2,590,000	2,306,967
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Rollins College Project) Ser. A	3.00	12/1/2048	7,500,000	5,449,232
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(a)	5.50	6/15/2040	3,280,000	3,384,482
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(a)	6.00	6/15/2045	2,750,000	2,818,513
Greater Orlando Aviation Authority, Revenue Bonds (United Airlines, Inc. Project)	5.50	11/1/2036	2,000,000	2,169,973
Greater Orlando Aviation Authority, Revenue Bonds (United Airlines, Inc. Project)	5.50	11/1/2037	1,000,000	1,078,531
Halifax Hospital Medical Center, Revenue Bonds (Daytona Beach)	4.25	6/1/2054	2,000,000	1,846,450
Hillsborough County Industrial Development Authority, Revenue Bonds (Tampa General Hospital Project)	4.00	8/1/2045	2,220,000	2,042,289
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2039	1,500,000	1,505,947
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2040	1,625,000	1,616,506
Miami-Dade County Expressway Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	1,050,000	1,054,492
Miami-Dade County Health Facilities Authority, Revenue Bonds, Refunding (Children’s Hospital Colorado Obligated Group)	5.00	8/1/2042	2,000,000	2,032,719
Miami-Dade County Seaport Department, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A1	4.00	10/1/2045	2,500,000	2,385,589
Miami-Dade County Water & Sewer System, Revenue Bonds, Ser. A	5.25	10/1/2054	5,000,000	5,326,722

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Florida — 3.4% (continued)
Palm Beach County, Revenue Bonds, Ser. A(a)	5.75	10/1/2055	1,500,000	1,547,885
Pasco County, Revenue Bonds (H Lee Moffitt Cancer Center Project) (Insured; Assured Guaranty Corp.)	5.75	9/1/2054	1,000,000	1,076,094
Seminole County, Revenue Bonds, Refunding	5.00	10/1/2052	3,600,000	3,722,282
Tampa, Revenue Bonds, Ser. A(d)	0.00	9/1/2041	1,000,000	497,953
Tampa, Revenue Bonds, Ser. A(d)	0.00	9/1/2042	1,000,000	465,044
Tampa, Revenue Bonds, Ser. A(d)	0.00	9/1/2045	1,850,000	709,247
Tampa, Revenue Bonds, Ser. A(d)	0.00	9/1/2049	1,800,000	549,907
				65,258,369
Georgia — 3.6%
DeKalb County Development Authority, Revenue Bonds (The Globe Academy Project) Ser. A	5.00	6/1/2040	250,000	253,951
DeKalb County Development Authority, Revenue Bonds (The Globe Academy Project) Ser. A	5.00	6/1/2050	300,000	293,810
DeKalb County Development Authority, Revenue Bonds (The Globe Academy Project) Ser. A	5.00	6/1/2055	400,000	386,291
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.25	10/1/2049	3,000,000	3,129,942
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.25	10/1/2054	3,000,000	3,109,368
Fulton County Development Authority, Revenue Bonds, Refunding (Robert W. Woodruff Arts Center)	5.00	3/15/2044	6,000,000	6,083,643
George L Smith II Congress Center Authority, Revenue Bonds (Convention Center Hotel)(a)	5.00	1/1/2054	3,000,000	2,860,800
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	4.00	1/1/2049	2,000,000	1,812,997
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Plant Vogtle Units 3&4 Project) Ser. A	4.00	1/1/2051	1,000,000	897,583
Georgia Ports Authority, Revenue Bonds	5.25	7/1/2043	6,245,000	6,766,161
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A(b)	5.00	6/1/2032	3,500,000	3,811,679
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A	5.00	5/15/2043	1,500,000	1,528,314
Main Street Natural Gas, Inc., Revenue Bonds, Ser. B(b)	5.00	6/1/2029	5,000,000	5,248,284
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(b)	5.00	12/1/2031	10,000,000	10,767,960
Main Street Natural Gas, Inc., Revenue Bonds, Ser. D(b)	5.00	12/1/2030	5,000,000	5,314,729
Main Street Natural Gas, Inc., Revenue Bonds, Ser. E(b)	5.00	12/1/2032	10,500,000	11,336,097
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds (Sustainable Bond) Ser. B	5.00	7/1/2042	1,000,000	1,093,477
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds (Sustainable Bond) Ser. B	5.00	7/1/2044	1,250,000	1,344,805
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2044	1,500,000	1,500,522
The Atlanta Development Authority, Tax Allocation Bonds (Westside Gulch Area Project) Ser. A1(a)	5.00	4/1/2034	1,250,000	1,274,994
				68,815,407
Idaho — .8%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2046	2,000,000	1,824,918
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2051	2,500,000	2,221,793
Idaho Housing & Finance Association, Revenue Bonds, Ser. A	5.00	8/15/2043	9,655,000	10,417,325
				14,464,036
Illinois — 7.3%
Chicago, GO, Ser. A	5.50	1/1/2049	4,000,000	3,952,022

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Illinois — 7.3% (continued)
Chicago, GO, Refunding, Ser. A	5.00	1/1/2032	600,000	623,744
Chicago Board of Education, GO, Ser. A	5.00	12/1/2041	1,000,000	949,529
Chicago Board of Education, GO, Ser. A	5.88	12/1/2047	2,500,000	2,511,105
Chicago Board of Education, GO, Refunding Ser. B	6.00	12/1/2043	6,500,000	6,684,309
Chicago Board of Education, GO, Refunding Ser. B	6.00	12/1/2044	1,000,000	1,022,846
Chicago Board of Education, GO, Refunding Ser. C	5.50	12/1/2045	7,500,000	7,283,797
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2026	1,170,000	1,187,662
Chicago Board of Education, GO, Refunding, Ser. A	4.00	12/1/2027	750,000	748,889
Chicago Board of Education, GO, Refunding, Ser. A	7.00	12/1/2044	2,500,000	2,500,000
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2033	600,000	602,789
Chicago Board of Education, GO, Refunding, Ser. B(a)	6.75	12/1/2030	7,500,000	7,889,578
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	1,700,000	1,692,366
Chicago Board of Education, Revenue Bonds	5.00	4/1/2046	1,600,000	1,529,834
Chicago Board of Education, Revenue Bonds	6.00	4/1/2046	1,500,000	1,515,215
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2046	5,000,000	5,009,041
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	3,000,000	3,110,756
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2041	6,800,000	6,803,871
Chicago Wastewater Transmission, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.25	1/1/2041	7,225,000	7,803,859
Chicago Waterworks, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	5.00	11/1/2038	1,150,000	1,244,380
Chicago Waterworks, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	5.00	11/1/2039	6,080,000	6,543,671
Cook County, Revenue Bonds, Refunding, Ser. A	5.25	11/15/2045	5,000,000	5,319,446
Illinois, GO	5.50	5/1/2030	2,500,000	2,680,284
Illinois, GO	5.50	5/1/2039	2,500,000	2,671,768
Illinois, GO, Ser. A	5.00	5/1/2042	2,500,000	2,540,769
Illinois, GO, Ser. A	5.00	3/1/2046	2,500,000	2,552,136
Illinois, GO, Ser. B	5.00	5/1/2038	2,000,000	2,181,724
Illinois, GO, Ser. B	5.00	5/1/2039	1,000,000	1,080,870
Illinois, GO, Ser. B	5.25	5/1/2044	1,000,000	1,058,642
Illinois, GO, Ser. B	5.25	5/1/2045	2,000,000	2,105,381
Illinois, GO, Ser. B	5.25	5/1/2047	1,000,000	1,041,469
Illinois, GO, Ser. B	5.25	5/1/2048	2,500,000	2,594,306
Illinois, GO, Ser. B	5.25	5/1/2049	2,000,000	2,074,902
Illinois, GO, Ser. D	5.00	11/1/2028	5,150,000	5,343,687
Illinois, Revenue Bonds, Ser. B	5.00	6/15/2039	5,000,000	5,490,084
Illinois Finance Authority, Revenue Bonds (Shedd Aquarium Society Project)	5.00	6/1/2047	1,000,000	1,041,182
Illinois Finance Authority, Revenue Bonds (The Chicago School)	5.25	4/1/2043	1,445,000	1,478,720
Illinois Finance Authority, Revenue Bonds, Refunding (Franciscan Communities Obligated Group) Ser. A	5.00	5/15/2037	3,000,000	3,022,196
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.25	4/1/2041	500,000	552,680
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.25	4/1/2042	1,000,000	1,095,460
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.25	4/1/2043	900,000	976,906
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.25	4/1/2044	750,000	808,521

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Illinois — 7.3% (continued)
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. B	5.25	4/1/2038	3,000,000	3,410,789
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. B	5.25	4/1/2039	1,000,000	1,128,942
Illinois Toll Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	6,000,000	6,788,312
Metropolitan Pier & Exposition Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A(d)	0.00	12/15/2040	10,000,000	5,410,140
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	4.00	12/15/2047	2,000,000	1,755,434
				137,414,013
Indiana — 1.6%
Indiana Finance Authority, Revenue Bonds (Butler University Project)	4.00	2/1/2044	2,595,000	2,395,170
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2032	320,000	344,079
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2033	410,000	441,820
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2038	750,000	788,955
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2043	855,000	867,576
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2053	2,300,000	2,286,778
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.13	6/1/2058	1,650,000	1,653,644
Indiana Finance Authority, Revenue Bonds (U.S. Steel Corp.) Ser. A	6.75	5/1/2039	1,000,000	1,119,389
Indiana Finance Authority, Revenue Bonds, Refunding, Ser. D1(b)	5.00	10/1/2029	5,000,000	5,342,735
Indiana Finance Authority, Revenue Bonds, Refunding, Ser. D2(b)	5.00	10/1/2031	5,000,000	5,508,194
Northern Indiana Commuter Transportation District, Revenue Bonds	5.00	1/1/2054	4,000,000	4,184,691
Northern Indiana Commuter Transportation District, Revenue Bonds	5.25	1/1/2049	3,000,000	3,201,392
Valparaiso, Revenue Bonds, Refunding (Pratt Paper (IN) LLC Project)(a)	5.00	1/1/2054	3,000,000	2,982,034
				31,116,457
Iowa — .3%
Iowa Finance Authority, Revenue Bonds, Refunding (Sustainable Bond)	5.00	8/1/2042	4,000,000	4,356,507
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2040	1,000,000	962,513
				5,319,020
Kentucky — .7%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Authority) (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2047	1,660,000	1,660,020
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(b)	5.00	7/1/2030	5,000,000	5,310,683
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A(b)	5.25	12/1/2029	5,000,000	5,329,186
				12,299,889
Louisiana — 1.2%
Jefferson Parish Economic Development & Port District, Revenue Bonds (Kenner Discovery Health Sciences Foundation) Ser. A(a)	5.50	6/15/2038	3,200,000	3,213,756
Jefferson Parish Economic Development & Port District, Revenue Bonds (Kenner Discovery Health Sciences Foundation) Ser. A(a)	5.63	6/15/2048	4,350,000	4,212,950
Louisiana Public Facilities Authority, Revenue Bonds (Calcasieu Bridge Partners LLC)	5.50	9/1/2054	8,700,000	8,899,802
Louisiana Public Facilities Authority, Revenue Bonds (Louisiana Children’s Medical Center Obligated Group) (Insured; Assured Guaranty Corp.)	3.00	6/1/2050	1,000,000	719,555

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Louisiana — 1.2% (continued)
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Tulane University) Ser. A(c)	4.00	4/1/2030	240,000	251,484
Parish of St. James, Revenue Bonds (NuStar Logistics Project) Ser. 2(a)	6.35	7/1/2040	4,115,000	4,479,330
				21,776,877
Maine — .1%
Maine Housing Authority, Revenue Bonds (Sustainable Bond) Ser. D	4.70	11/15/2053	2,500,000	2,492,661
Maryland — .1%
Maryland Economic Development Corp., Revenue Bonds (Seagirt Marine Terminal Project)	5.00	6/1/2044	200,000	201,937
Maryland Economic Development Corp., Revenue Bonds (Seagirt Marine Terminal Project)	5.00	6/1/2049	750,000	753,686
				955,623
Massachusetts — 5.1%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2049	755,000	719,425
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2054	770,000	719,632
Massachusetts, GO	5.00	7/1/2045	5,000,000	5,193,798
Massachusetts, GO, Ser. A	5.00	1/1/2041	4,750,000	5,245,500
Massachusetts, GO, Ser. E	5.00	11/1/2045	7,070,000	7,362,076
Massachusetts, GO, Refunding, Ser. E	1.77	11/1/2032	90,000	77,309
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A2	5.00	7/1/2052	2,000,000	2,078,384
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2038	10,715,000	12,252,244
Massachusetts Development Finance Agency, Revenue Bonds (Bentley University)	5.00	7/1/2040	5,500,000	5,537,490
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2041	4,060,000	4,102,284
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College) Ser. A	5.25	1/1/2042	5,500,000	5,519,051
Massachusetts Development Finance Agency, Revenue Bonds (Wentworth Institute of Technology)	5.00	10/1/2046	2,015,000	1,969,221
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	4.00	7/1/2045	2,500,000	2,448,502
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2040	1,000,000	1,008,873
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)(a)	5.00	10/1/2057	2,150,000	2,080,299
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2040	1,500,000	1,499,956
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2036	2,115,000	2,051,403
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons University) Ser. N	5.00	10/1/2043	1,000,000	897,171
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.25	7/1/2055	5,000,000	4,985,448
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Corp.) Ser. C	4.00	10/1/2045	500,000	460,931
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,375,000	1,362,352
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds Inc.)(a)	5.13	11/15/2046	1,500,000	1,519,472
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Inc.)(a)	5.00	10/1/2037	1,000,000	1,010,671
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Inc.)(a)	5.00	10/1/2047	3,000,000	2,980,500
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Museum of Fine Arts) Ser. A1(f)	2.90	12/1/2037	3,600,000	3,600,000

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Massachusetts — 5.1% (continued)
Massachusetts School Building Authority, Revenue Bonds, Ser. B	5.25	2/15/2048	10,000,000	10,237,306
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. A	5.25	2/15/2048	9,500,000	9,725,441
				96,644,739
Michigan — 1.3%
Detroit, COP (Insured; Financial Guaranty Insurance Co.)(h)	4.61	6/15/2015	5,553,415	5,775,552
Detroit, GO	5.00	4/1/2028	900,000	935,694
Detroit, GO	5.00	4/1/2029	1,000,000	1,037,095
Detroit, GO	5.00	4/1/2030	700,000	726,130
Detroit, GO	5.00	4/1/2031	1,000,000	1,037,561
Detroit, GO	5.00	4/1/2032	850,000	881,001
Detroit, GO	5.00	4/1/2033	1,150,000	1,190,073
Detroit, GO	5.00	4/1/2034	1,000,000	1,033,192
Detroit, GO	5.00	4/1/2035	1,660,000	1,712,256
Detroit, GO	5.00	4/1/2036	1,200,000	1,235,001
Detroit, GO	5.00	4/1/2038	1,235,000	1,264,612
Detroit, GO (Sustainable Bond) Ser. A	5.00	4/1/2046	1,250,000	1,267,074
Detroit, GO (Sustainable Bond) Ser. A	5.00	4/1/2050	2,000,000	2,013,153
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2038	1,500,000	1,479,668
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	2,100,000	2,034,754
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Refunding, Ser. C(d)	0.00	6/1/2058	30,000,000	662,811
				24,285,627
Minnesota — .4%
Forest Lake, Revenue Bonds, Refunding (North Lakes Academy Project)	5.00	7/1/2056	4,000,000	3,317,264
Minneapolis, Revenue Bonds (Allina Health System Obligated Group)	4.00	11/15/2038	5,000,000	5,015,047
				8,332,311
Mississippi — .2%
Mississippi Development Bank, Revenue Bonds (Insured; Assured Guaranty Corp.)(c)	5.00	12/1/2025	2,500,000	2,500,000
Mississippi Development Bank, Revenue Bonds (Jackson Water & Sewer System Project) (Insured; Assured Guaranty Corp.)	6.88	12/1/2040	1,625,000	1,651,690
				4,151,690
Missouri — .6%
Metropolitan St. Louis Sewer District, Revenue Bonds, Refunding, Ser. B	5.00	5/1/2047	2,805,000	2,935,742
Metropolitan St. Louis Sewer District, Revenue Bonds, Refunding, Ser. B	5.25	5/1/2052	3,000,000	3,166,232
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. A	4.25	4/1/2055	5,000,000	4,689,546
				10,791,520
Nebraska — .5%
Tender Option Bond Trust Receipts (Series 2022-XL0356), (Omaha Public Power District, Revenue Bonds, Refunding, Ser. A) Non-recourse, Underlying Coupon Rate 5.00%(a),(f),(g)	9.91	2/1/2042	10,000,000	10,255,249
Nevada — .1%
Nevada State Department of Business & Industry, Revenue Bonds, Refunding (Sustainable Bonds)(a),(b)	9.50	1/1/2033	3,000,000	2,550,000
New Hampshire — .1%
New Hampshire Business Finance Authority, Revenue Bonds (Presbyterian Senior Living Project) Ser. A	5.25	7/1/2048	2,500,000	2,516,483
New Jersey — 2.4%
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(a)	6.38	1/1/2035	2,500,000	2,594,533

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
New Jersey — 2.4% (continued)
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(a)	6.63	1/1/2045	2,000,000	2,077,497
New Jersey Economic Development Authority, Revenue Bonds (The Goethals)	5.13	1/1/2034	5,325,000	5,333,996
New Jersey Economic Development Authority, Revenue Bonds (The Goethals)	5.38	1/1/2043	5,500,000	5,505,020
New Jersey Educational Facilities Authority, Revenue Bonds, Ser. A(b)	5.00	7/1/2031	5,000,000	5,556,909
New Jersey Educational Facilities Authority, Revenue Bonds, Ser. A(b)	5.00	7/1/2035	5,000,000	5,824,587
New Jersey Transportation Trust Fund Authority, Revenue Bonds(c)	5.50	12/15/2032	1,000,000	1,194,573
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC	5.00	6/15/2041	1,000,000	1,092,947
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC	5.00	6/15/2042	2,000,000	2,164,601
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC	5.00	6/15/2043	1,000,000	1,072,836
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC	5.00	6/15/2044	2,000,000	2,129,987
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	1,250,000	1,264,464
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2048	1,500,000	1,503,369
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	8,000,000	7,962,946
				45,278,265
New York — 11.7%
Albany Capital Resource Corp., Revenue Bonds (KIPP Capital Region Public Charter Schools)	4.50	6/1/2044	400,000	379,436
Albany Capital Resource Corp., Revenue Bonds (KIPP Capital Region Public Charter Schools)	4.75	6/1/2054	1,000,000	947,833
Albany Capital Resource Corp., Revenue Bonds (KIPP Capital Region Public Charter Schools)	5.00	6/1/2064	2,600,000	2,514,189
Build New York City Resource Corp., Revenue Bonds	5.50	7/1/2055	2,500,000	2,600,088
Build New York City Resource Corp., Revenue Bonds (Hellenic Classical Charter Schools) Ser. A(a)	5.00	12/1/2041	1,200,000	1,151,781
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A(a)	5.00	6/1/2032	500,000	502,417
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A(a)	5.00	6/1/2037	700,000	697,393
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A(a)	5.00	6/1/2047	1,000,000	918,854
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2041	525,000	458,677
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2051	690,000	538,587
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2056	450,000	339,942
Build New York City Resource Corp., Revenue Bonds (Shefa School Project) Ser. A(a)	2.50	6/15/2031	250,000	231,590
Build New York City Resource Corp., Revenue Bonds (Shefa School Project) Ser. A(a)	5.00	6/15/2051	1,250,000	1,172,868
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2052	1,500,000	1,515,784
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2057	1,750,000	1,763,548
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2050	6,000,000	6,103,009
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C2	5.18	11/15/2049	780,000	728,953
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2037	6,000,000	6,734,393
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2056	5,000,000	4,984,865
Monroe County Industrial Development Corp., Revenue Bonds (Eugenio Maria De Hostos Charter School Project)(a)	5.00	7/1/2044	1,320,000	1,256,872

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
New York — 11.7% (continued)
Monroe County Industrial Development Corp., Revenue Bonds (Eugenio Maria De Hostos Charter School Project)(a)	5.00	7/1/2054	2,000,000	1,794,515
Monroe County Industrial Development Corp., Revenue Bonds (Sustainable Bond) (Insured; FNMA HUD SECT 8) Ser. A	4.72	1/1/2044	1,500,000	1,552,237
New York City, GO (LOC; TD Bank NA) Ser. D4(f)	1.80	8/1/2040	1,700,000	1,700,000
New York City, GO (LOC; TD Bank NA) Ser. E5(f)	1.80	3/1/2048	1,300,000	1,300,000
New York City, GO, Ser. D	5.25	4/1/2047	5,000,000	5,295,448
New York City, GO, Ser. F1	3.00	3/1/2041	1,215,000	1,040,656
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	3.00	1/1/2039	4,285,000	3,889,085
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	3.00	1/1/2040	1,750,000	1,545,463
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	3.00	1/1/2046	5,000,000	3,851,822
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	3.00	3/1/2036	2,500,000	2,397,314
New York City Transitional Finance Authority, Revenue Bonds, Ser. A1	5.25	5/1/2048	3,000,000	3,212,888
New York City Transitional Finance Authority, Revenue Bonds, Ser. A1	5.50	5/1/2050	4,500,000	4,905,805
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Insured; State Aid Withholding) Ser. S1A	3.00	7/15/2039	1,750,000	1,587,434
New York Counties Tobacco Trust VI, Revenue Bonds, Refunding, Ser. A2B	5.00	6/1/2045	4,500,000	3,954,068
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.80	9/15/2069	4,000,000	3,742,928
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project) Ser. 1(a)	5.00	11/15/2044	8,000,000	8,000,030
New York Liberty Development Corp., Revenue Bonds, Refunding (Sustainable Bond) Ser. A	3.00	11/15/2051	2,500,000	1,832,037
New York State Dormitory Authority, Revenue Bonds (White Plains Hospital Obligated Group)	5.25	10/1/2049	500,000	509,673
New York State Dormitory Authority, Revenue Bonds (White Plains Hospital Obligated Group) (Insured; Assured Guaranty Corp.)	5.50	10/1/2054	1,000,000	1,075,246
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	10/1/2038	5,000,000	5,455,811
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.25	3/15/2052	3,500,000	3,703,975
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. P	5.25	1/1/2054	1,500,000	1,596,399
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	5,000,000	4,717,581
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	10/1/2040	5,000,000	5,074,637
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2038	2,805,000	2,970,096
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2039	4,000,000	4,213,958
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2041	5,335,000	5,540,275
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2042	3,000,000	3,086,767
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.25	6/30/2049	5,000,000	5,029,066
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.50	6/30/2054	5,000,000	5,074,254
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (John F. Kennedy International Airport Terminal) (Insured; Assured Guaranty Corp.)	5.00	6/30/2049	2,000,000	2,015,829
New York Transportation Development Corp., Revenue Bonds (Sustainable Bonds)	6.00	6/30/2059	4,000,000	4,253,408

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
New York — 11.7% (continued)
New York Transportation Development Corp., Revenue Bonds (Sustainable Bonds) (John F. Kennedy International Airport New Terminal One Project)	6.00	6/30/2055	2,500,000	2,667,334
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	2.25	8/1/2026	215,000	213,623
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	3.00	8/1/2031	1,000,000	948,528
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Air Terminal) Ser. A	4.00	12/1/2039	2,000,000	1,969,885
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Air Terminal) Ser. A	5.00	12/1/2035	400,000	421,729
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Air Terminal) Ser. A	5.00	12/1/2037	700,000	730,635
New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (John F. Kennedy International Airport Terminal) (Insured; Assured Guaranty Corp.) Ser. A	5.25	12/31/2054	7,500,000	7,630,181
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Corp.)	4.00	12/1/2049	4,000,000	3,677,622
Oneida Indian Nation of New York, Revenue Bonds, Ser. B(a)	6.00	9/1/2043	1,150,000	1,240,235
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 226	5.00	10/15/2030	1,675,000	1,825,454
Tender Option Bond Trust Receipts (Series 2025-XL0601), (New York Dorm Authority, Personal Income Tax Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.00%(a),(f),(g)	9.36	3/15/2049	21,175,000	22,124,525
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2049	5,000,000	5,113,617
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.25	12/1/2054	5,500,000	5,833,838
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	5.25	5/15/2064	5,000,000	5,247,146
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A2	5.25	5/15/2059	6,000,000	6,290,266
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A3	5.25	5/15/2064	10,000,000	10,449,999
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C1A	5.00	5/15/2040	4,000,000	4,319,977
				222,164,378
North Dakota — .3%
North Dakota Housing Finance Agency, Revenue Bonds (Sustainable Bond)	4.50	7/1/2043	2,835,000	2,890,729
North Dakota Housing Finance Agency, Revenue Bonds (Sustainable Bond)	4.55	7/1/2048	3,410,000	3,409,840
				6,300,569
Ohio — 1.8%
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.25	12/1/2038	2,420,000	2,459,763
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2043	1,580,000	1,598,891
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2053	1,500,000	1,502,504
Dayton-Montgomery County Port Authority, Revenue Bonds (Dayton Regional STEM Schools Project)	5.00	12/1/2044	500,000	507,143
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	3.00	8/1/2040	1,600,000	1,396,666
Ohio, GO, Ser. A	3.00	5/1/2039	5,000,000	4,568,306
Ohio, Revenue Bonds (Portsmouth Bypass Project) (Insured; Assured Guaranty Corp.)	5.00	12/31/2035	3,000,000	3,004,196
Ohio, Revenue Bonds (Portsmouth Bypass Project) (Insured; Assured Guaranty Corp.)	5.00	12/31/2039	2,000,000	2,000,024
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2038	1,600,000	1,603,722
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2039	800,000	800,995

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Ohio — 1.8% (continued)
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2040	1,300,000	1,289,471
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	5.00	1/15/2036	1,400,000	1,466,150
Ohio Air Quality Development Authority, Revenue Bonds (Pratt Paper Project)(a)	4.25	1/15/2038	2,500,000	2,503,977
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2042	5,000,000	4,371,171
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2047	5,000,000	4,145,118
Toledo-Lucas County Port Authority, Revenue Bonds (University of Toledo Parking Project)	4.00	1/1/2051	1,000,000	838,907
				34,057,004
Oklahoma — 1.7%
Oklahoma City Water Utilities Trust, Revenue Bonds	5.00	7/1/2049	6,500,000	6,907,074
Oklahoma City Water Utilities Trust, Revenue Bonds	5.00	7/1/2054	7,000,000	7,389,946
Oklahoma Turnpike Authority, Revenue Bonds, Ser. A	5.25	1/1/2050	5,000,000	5,377,561
Oklahoma Turnpike Authority, Revenue Bonds, Ser. A	5.50	1/1/2054	5,000,000	5,439,544
Oklahoma Water Resources Board, Revenue Bonds, Ser. B	4.25	10/1/2050	5,420,000	5,346,688
Tulsa Municipal Airport Trust, Revenue Bonds, Refunding	6.25	12/1/2040	1,500,000	1,685,093
				32,145,906
Oregon — .3%
Oregon, GO, Refunding, Ser. A	5.00	5/1/2040	600,000	679,536
Oregon, GO, Refunding, Ser. A	5.25	5/1/2042	500,000	564,804
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2038	280,000	318,837
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2039	325,000	367,802
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2040	200,000	223,847
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2042	200,000	219,540
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2043	280,000	304,067
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2045	815,000	874,450
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Sustainable Bond) Ser. B(a)	5.00	11/1/2036	700,000	739,492
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Sustainable Bond) Ser. B(a)	5.00	11/1/2039	700,000	734,314
				5,026,689
Pennsylvania — 1.4%
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	4.00	4/1/2039	1,500,000	1,482,835
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2037	600,000	632,290
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2038	1,085,000	1,138,040
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2039	1,100,000	1,148,994
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2040	1,300,000	1,350,599
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2041	1,750,000	1,806,660
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2046	2,000,000	2,021,579
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	4.00	3/1/2046	685,000	559,750

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Pennsylvania — 1.4% (continued)
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	4.00	3/1/2051	700,000	553,590
Lehigh County General Purpose Authority, Revenue Bonds, Refunding (Muhlenberg College Project)	5.25	2/1/2054	1,600,000	1,608,316
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2044	1,750,000	1,638,436
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Tapestry Moon Senior Housing Project)(a),(h)	6.50	12/1/2038	3,000,000	600,000
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges) (Insured; Assured Guaranty Corp.)	5.00	12/31/2057	1,000,000	1,017,901
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A	3.00	12/1/2051	3,000,000	2,254,242
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2038	3,000,000	3,348,708
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2040	5,060,000	5,533,724
				26,695,664
Rhode Island — .7%
Rhode Island Health & Educational Building Corp., Revenue Bonds	5.25	8/15/2043	1,000,000	1,034,433
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	5/15/2043	5,690,000	6,086,654
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College)	5.00	11/1/2045	7,000,000	7,002,588
				14,123,675
South Carolina — .8%
South Carolina Housing Finance & Development Authority, Revenue Bonds (Edgewood Place Apartment) (Insured; Federal National Mortgage Association) Ser. A	4.80	7/1/2045	2,000,000	2,081,015
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (McLeod Health Project)	5.25	11/1/2054	5,000,000	5,318,392
South Carolina Public Service Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2050	3,500,000	3,672,944
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2036	2,000,000	2,017,112
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	4.00	4/15/2036	1,370,000	1,393,301
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	4.00	4/15/2037	835,000	833,174
				15,315,938
Tennessee — 1.1%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)(f)	2.93	11/1/2035	1,300,000	1,300,000
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)(f)	2.93	2/1/2038	1,600,000	1,600,000
Metropolitan Government Nashville & Davidson County Sports Authority, Revenue Bonds (Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	5.25	7/1/2053	1,000,000	1,047,631
New Memphis Arena Public Building Authority, Revenue Bonds(i)	4.00	4/1/2031	750,000	744,008
New Memphis Arena Public Building Authority, Revenue Bonds (Memphis Project)(d)	0.00	4/1/2032	775,000	603,582
Tennergy Corp., Revenue Bonds, Ser. A(b)	5.00	12/1/2029	10,000,000	10,567,389
Tennessee Energy Acquisition Corp., Revenue Bonds, Refunding (Gas Project) Ser. A(b)	5.00	5/1/2028	5,000,000	5,173,834
				21,036,444
Texas — 9.0%
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	4.50	6/15/2044	830,000	758,970
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	4.75	6/15/2049	915,000	831,244

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Texas — 9.0% (continued)
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	4.88	6/15/2054	1,050,000	949,807
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	4.88	6/15/2059	1,000,000	896,465
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	5.00	6/15/2064	1,200,000	1,079,901
Arlington Higher Education Finance Corp., Revenue Bonds (Harmony Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2049	6,000,000	5,470,450
Arlington Higher Education Finance Corp., Revenue Bonds (Insured; Permanent School Fund Guarantee Program)	4.50	8/15/2050	3,600,000	3,598,455
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2038	1,000,000	982,939
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2048	1,900,000	1,726,447
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2053	925,000	821,634
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2036	1,315,000	1,325,699
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2046	1,100,000	1,097,309
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2036	330,000	305,679
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2041	610,000	523,737
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2046	860,000	694,308
Austin Airport System, Revenue Bonds, Ser. A	5.00	11/15/2046	13,120,000	13,191,496
Bexar County Health Facilities Development Corp., Revenue Bonds, Refunding (Army Retirement Residence Foundation)	5.00	7/15/2041	1,750,000	1,737,230
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. E	5.00	1/1/2045	1,250,000	1,284,583
Central Texas Turnpike System, Revenue Bonds, Refunding (Second Tier) Ser. C	5.00	8/15/2040	1,000,000	1,098,541
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2047	4,305,000	4,424,494
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2044	5,000,000	4,772,631
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2049	2,000,000	1,832,832
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	5.25	2/15/2049	1,750,000	1,834,697
Collin County, GO	5.00	2/15/2040	5,000,000	5,444,168
Columbia-Brazoria Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2044	2,025,000	2,129,067
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2047	3,625,000	3,812,346
Dallas Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B	4.50	2/15/2045	3,000,000	3,057,285
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.00	8/15/2049	2,290,000	1,691,541
Danbury Higher Education Authority, Revenue Bonds, Ser. A	5.00	8/15/2039	2,000,000	1,836,739
Fort Bend Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2054	6,300,000	6,067,798
Grand Parkway Transportation Corp., Revenue Bonds, Ser. A	5.00	10/1/2043	5,000,000	5,132,090
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	5,000,000	4,646,144
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Texas Children’s Hospital Obligated Group)	3.00	10/1/2051	5,000,000	3,611,710
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2039	900,000	867,887
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2040	1,000,000	948,315
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2041	750,000	697,306
Houston, GO, Refunding, Ser. A	5.00	3/1/2040	3,000,000	3,274,030

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Texas — 9.0% (continued)
Houston, GO, Refunding, Ser. A	5.00	3/1/2042	4,000,000	4,306,338
Houston, GO, Refunding, Ser. A	5.25	3/1/2049	5,000,000	5,338,469
Houston Airport System, Revenue Bonds, (United Airlines)	4.00	7/15/2041	2,250,000	2,048,156
Houston Airport System, Revenue Bonds, (United Airlines) Ser. B	5.50	7/15/2039	1,750,000	1,881,592
Houston Airport System, Revenue Bonds, Refunding (United Airlines)	5.00	7/15/2027	1,000,000	1,017,406
Houston Airport System, Revenue Bonds, Refunding (United Airlines) Ser. C	5.00	7/15/2027	1,000,000	1,017,406
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2042	1,350,000	1,434,161
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2044	1,000,000	1,046,390
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(a)	4.63	10/1/2031	3,050,000	3,059,020
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds (Sanctuary LTC Project) Ser. A1	5.25	1/1/2042	5,000,000	4,784,770
Permanent University Fund - University of Texas System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	10,300,000	11,292,643
Port of Beaumont Navigation District, Revenue Bonds, Refunding (Jefferson Gulf Coast Energy) Ser. B(a)	10.00	7/1/2026	5,000,000	5,018,929
Pottsboro Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2046	1,000,000	918,832
Temple Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2044	3,005,000	3,211,934
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (NTE Mobility Partners LLC North Tarrant Express Project)	5.50	12/31/2058	7,500,000	7,822,789
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2039	1,500,000	1,475,743
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2039	1,600,000	1,565,660
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2040	1,500,000	1,448,931
Texas Public Finance Authority, Revenue Bonds (Texas Southern University) (Insured; Build America Mutual)	5.25	5/1/2039	300,000	330,269
Texas Public Finance Authority, Revenue Bonds (Texas Southern University) (Insured; Build America Mutual)	5.25	5/1/2040	520,000	566,392
Texas Public Finance Authority, Revenue Bonds (Texas Southern University) (Insured; Build America Mutual)	5.25	5/1/2041	1,000,000	1,080,429
Texas Water Development Board, Revenue Bonds	5.00	8/1/2044	5,600,000	5,979,013
Texas Water Development Board, Revenue Bonds (Master Trust)	5.00	10/15/2057	3,565,000	3,671,473
University of Texas System Board of Regents, Revenue Bonds, Refunding, Ser. A	5.00	8/15/2043	5,000,000	5,349,757
				170,122,476
U.S. Related — 5.2%
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2032	500,000	537,709
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2034	100,000	108,703
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2035	100,000	111,443
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2037	175,000	190,801
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2038	100,000	108,458
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2039	100,000	107,932
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2040	100,000	107,025
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2041	100,000	105,552
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2040	100,000	106,338
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2041	150,000	157,291
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2042	100,000	104,059
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2043	100,000	103,148
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.00	10/1/2028	865,000	892,840
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.25	10/1/2031	1,515,000	1,642,627

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
U.S. Related — 5.2% (continued)
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.25	10/1/2035	265,000	292,365
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.25	10/1/2036	685,000	745,479
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.38	10/1/2033	1,000,000	1,107,456
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.38	10/1/2040	525,000	562,691
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.38	10/1/2043	1,250,000	1,303,666
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2046	1,500,000	1,513,253
Guam, Revenue Bonds, Refunding, Ser. F	4.00	1/1/2042	2,250,000	2,164,362
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.00	1/1/2050	2,000,000	2,017,123
Guam Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2033	1,000,000	1,123,366
Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/1/2030	3,000,000	3,132,047
Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/1/2032	2,090,000	2,208,635
Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/1/2039	8,000,000	8,305,697
Puerto Rico, GO, Ser. A(d)	0.00	7/1/2033	1,034,664	745,963
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	803,995	803,504
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	722,684	717,889
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	620,253	596,325
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	843,308	779,809
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	877,029	780,368
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	887,317	907,728
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	872,922	926,820
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	847,862	933,993
Puerto Rico, Notes(f)	2.27	11/1/2051	6,404,064	3,738,372
Puerto Rico, Notes(f)	2.96	11/1/2051	282,849	184,912
Puerto Rico, Notes, Ser. CW(f)	2.63	11/1/2043	3,091,539	1,982,450
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A(a)	5.00	7/1/2030	15,000,000	15,631,394
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A(a)	5.00	7/1/2035	5,000,000	5,177,976
Puerto Rico Electric Power Authority, Revenue Bonds, Ser. A(h)	6.75	7/1/2036	10,000,000	6,675,000
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. DDD(h)	5.00	7/1/2022	2,000,000	1,330,000
Puerto Rico GDB Debt Recovery Authority, Revenue Bonds	7.50	8/20/2040	2,617,597	2,548,359
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(d)	0.00	7/1/2027	283,000	268,344
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(d)	0.00	7/1/2029	387,000	343,012
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(d)	0.00	7/1/2031	498,000	408,774
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(d)	0.00	7/1/2033	561,000	425,990
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(d)	0.00	7/1/2046	5,340,000	1,820,928
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(d)	0.00	7/1/2051	4,350,000	1,084,093
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.50	7/1/2034	4,311,000	4,312,208
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.55	7/1/2040	208,000	207,517
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.75	7/1/2053	1,526,000	1,452,754
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	5.00	7/1/2058	8,783,000	8,563,125
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.33	7/1/2040	2,112,000	2,060,005
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.54	7/1/2053	63,000	57,464
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.78	7/1/2058	847,000	799,627
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A(a)	5.00	10/1/2029	1,840,000	1,840,462
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A(a)	5.00	10/1/2034	1,500,000	1,500,187
				98,465,418

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Utah — 3.0%
Intermountain Power Agency, Revenue Bonds, Ser. A	5.00	7/1/2042	15,000,000	15,910,583
Mida Cormont Public Infrastructure District, GO, Ser. A1(a)	6.25	6/1/2055	2,225,000	2,344,602
Mida Cormont Public Infrastructure District, GO, Ser. A2(a),(i)	6.75	6/1/2055	5,000,000	4,253,450
Mida Mountain Veterans Program Public Infrastructure District, Tax Allocation Bonds(a)	5.00	6/1/2044	1,315,000	1,317,783
Mida Mountain Veterans Program Public Infrastructure District, Tax Allocation Bonds(a)	5.20	6/1/2054	4,250,000	4,241,168
Mida Mountain Village Public Infrastructure District, Special Assessment Bonds(a)	4.00	8/1/2030	900,000	903,381
Mida Mountain Village Public Infrastructure District, Special Assessment Bonds(a)	4.00	8/1/2050	1,800,000	1,548,051
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 1(a)	5.13	6/15/2054	1,000,000	998,560
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 2(a)	5.50	6/15/2039	1,000,000	1,026,337
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 2(a)	5.75	6/15/2044	1,000,000	1,023,910
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 2(a)	6.00	6/15/2054	4,300,000	4,432,458
Military Installation Development Authority, Revenue Bonds, Ser. A1	4.00	6/1/2036	1,000,000	974,527
Military Installation Development Authority, Revenue Bonds, Ser. A1	4.00	6/1/2041	2,025,000	1,879,081
Military Installation Development Authority, Revenue Bonds, Ser. A1	4.00	6/1/2052	2,000,000	1,693,948
Military Installation Development Authority, Revenue Bonds, Ser. A2	4.00	6/1/2052	2,250,000	1,885,490
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds, Ser. A1	5.88	3/1/2045	1,000,000	1,034,138
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds, Ser. A1	6.13	3/1/2055	5,000,000	5,219,470
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2044	625,000	633,343
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2049	1,150,000	1,158,240
Wolf Creek Infrastructure Financing District No 1, Special Assessment Bonds	5.75	12/1/2044	3,665,000	3,752,427
				56,230,947
Virginia — 2.0%
Arlington County Industrial Development Authority, Revenue Bonds, Refunding (Virginia Hospital Center)	4.00	7/1/2045	5,000,000	4,786,962
Chesapeake Expressway, Revenue Bonds, Refunding, Ser. B	4.88	7/15/2040	2,000,000	2,056,262
Fairfax County, Revenue Bonds, Ser. A	5.00	7/15/2054	1,950,000	2,065,346
Virginia College Building Authority, Revenue Bonds (21st Century College)	5.25	2/1/2042	6,105,000	6,714,932
Virginia Port Authority Commonwealth Port Fund, Revenue Bonds, Ser. A	5.00	7/1/2043	6,550,000	7,033,576
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	4,000,000	3,890,381
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (Elizabeth River Crossings OpCo)	4.00	1/1/2040	1,000,000	970,912
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Obligated Group) Ser. A	4.00	1/1/2036	2,500,000	2,527,457
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Obligated Group) Ser. A	4.00	1/1/2045	3,000,000	2,707,795
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Obligated Group) Ser. A	4.00	1/1/2051	2,750,000	2,380,770
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (95 Express Lanes)	4.00	1/1/2048	3,500,000	3,099,178
				38,233,571
Washington — 1.2%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. S1	3.00	11/1/2036	5,000,000	4,824,551
Washington, GO, Ser. A	5.00	8/1/2040	10,000,000	11,052,799
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)(a)	4.00	12/1/2048	1,000,000	908,703

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Washington — 1.2% (continued)
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	4.00	9/1/2050	1,000,000	908,927
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	5.00	9/1/2050	1,500,000	1,523,402
Washington Housing Finance Commission, Revenue Bonds (Sustainable Bond) (Insured; GNMA/FNMA/FHLMC) Ser. 2N	4.80	12/1/2043	2,000,000	2,033,849
Washington Housing Finance Commission, Revenue Bonds, Refunding (Seattle Academy of Arts)(a)	6.13	7/1/2053	1,000,000	1,076,351
				22,328,582
West Virginia — .2%
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Charleston Area Medical Center)	5.00	9/1/2038	1,500,000	1,542,115
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Charleston Area Medical Center)	5.00	9/1/2039	1,450,000	1,485,669
				3,027,784
Wisconsin — 3.3%
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	5.75	6/30/2060	5,750,000	5,981,928
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	5.75	12/31/2065	5,000,000	5,190,215
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	6.50	6/30/2060	3,500,000	3,870,564
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	6.50	12/31/2065	5,000,000	5,533,374
Public Finance Authority, Revenue Bonds (Maryland Proton Treatment Center) Ser. A1(a),(h)	6.38	1/1/2048	2,500,000	1,125,000
Public Finance Authority, Revenue Bonds (Piedmont Community Charter School)	5.00	6/15/2049	3,440,000	3,385,834
Public Finance Authority, Revenue Bonds (Piedmont Community Charter School)	5.00	6/15/2053	1,000,000	972,460
Public Finance Authority, Revenue Bonds (Sky Harbour Capital Obligated Group)	4.25	7/1/2054	2,500,000	2,080,689
Public Finance Authority, Revenue Bonds, Ser. A	5.00	2/1/2062	2,500,000	2,483,591
Public Finance Authority, Revenue Bonds, Ser. A	5.50	7/1/2044	4,000,000	4,140,594
Public Finance Authority, Revenue Bonds, Refunding	5.25	6/15/2045	1,700,000	1,693,018
Public Finance Authority, Revenue Bonds, Refunding (Friends Homes Obligated Group)(a)	5.00	9/1/2039	2,230,000	2,268,803
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.25	11/15/2055	1,750,000	1,770,039
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.25	11/15/2061	2,290,000	2,306,333
Public Finance Authority, Revenue Bonds, Refunding (Nevada State College) Ser. A(a)	5.00	5/1/2060	3,925,000	2,468,181
Public Finance Authority, Revenue Bonds, Refunding (Nevada State College) Ser. B(a)	9.00	5/1/2071	1,815,000	880,484
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center)	4.00	6/1/2045	6,515,000	6,102,621
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services)	5.50	6/15/2055	1,250,000	1,256,798
Wisconsin Center District, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A(d)	0.00	12/15/2044	8,735,000	3,663,297

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Wisconsin — 3.3% (continued)
Wisconsin Center District, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A(d)	0.00	12/15/2046	3,990,000	1,495,562
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Marshfield Clinic Health System Obligated Group) Ser. C	5.00	2/15/2047	4,500,000	4,514,565
				63,183,950
Total Long-Term Municipal Investments (cost $1,968,123,457)				1,911,148,131
Total Investments (cost $1,973,123,457)			101.1%	1,914,711,413
Liabilities, Less Cash and Receivables			(1.1%)	(20,303,973)
Net Assets			100.0%	1,894,407,440

COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation
LOC—Letter of Credit
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, these securities amounted to $310,481,509 or 16.4% of net assets.

(b)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(c)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(f)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(g)	These bonds serve as collateral in a secured borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.
(h)	Non-income producing—security in default.
(i)	Multi-coupon. Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Short
U.S. Treasury Long-Term Bond	31	3/20/2026	3,654,066	3,640,563	13,503
Ultra 10 Year U.S. Treasury Note	95	3/20/2026	11,059,897	11,039,297	20,600
Ultra U.S. Treasury Bond	210	3/20/2026	25,508,036	25,396,875	111,161
Gross Unrealized Appreciation					145,264
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Municipal Opportunities Fund
November 30, 2025 (Unaudited)
The following is a summary of the inputs used as of November 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	3,563,282	—	3,563,282
Municipal Securities	—	1,911,148,131	—	1,911,148,131
	—	1,914,711,413	—	1,914,711,413
Other Financial Instruments:
Futures††	145,264	—	—	145,264
	145,264	—	—	145,264
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes†††	—	(45,385,000)	—	(45,385,000)
	—	(45,385,000)	—	(45,385,000)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.
†††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities and futures are valued each business day by an independent pricing service (the “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Adviser based on values supplied by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Adviser. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund  may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Inverse Floater Securities:  The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at November 30, 2025 are set forth in the fund’s Schedule of Investments.
At November 30, 2025, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $58,266,781, consisting of $26,543,927 gross unrealized appreciation and $84,810,708 gross unrealized depreciation.
At November 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.